Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed
					Average		$100 Investment
					Summary	Average	Based on:
				Comp.	comp.	Comp.	Healthpeak	Peer
	Summary Comp.		Summary Comp.	Actually	Table Total	Actually	Total	Total
	Table Total	Comp. Actually	Table Total for	Paid to	Paid to	Paid to	Stock-	Stock-	Net	Normalized
	for CEO	Paid to CEO	Former CEO	Former CEO	Non-PEO	Non-PEO	Holder	Holder	Income	FFO Per
Year	(Mr. Brinker)(1)(2)	(Mr. Brinker)(3)	(Mr. Herzog)(1)(2)	(Mr. Herzog)(3)	NEOs(1)(2)	NEOs(3)	Return(4)	Return(4)	(in Millions)(5)	Share(6)
2025	$10,072,994	$3,346,104	—	—	$2,792,186	$1,016,898	$69.25	$126.72	$101.03	$1.84
2024	$8,465,882	$10,253,081	—	—	$3,279,881	$3,804,968	$75.37	$117.56	$267.30	$1.81
2023	$7,692,510	$2,500,263	—	—	$3,003,451	$1,549,751	$69.24	$112.04	$334.76	$1.78
2022	$5,557,084	$2,901,565	$24,308,605	$19,911,300	$3,267,762	$1,959,250	$82.83	$100.62	$516.42	$1.73
2021	—	—	$11,713,883	$17,397,357	$3,767,688	$5,579,450	$114.25	$134.06	$525.93	$1.60
(1)	In accordance with applicable SEC rules, since Mr. Brinker and Mr. Herzog each served as PEO during covered fiscal years, they are each included in the table above and the footnotes that follow the table as a PEO for the fiscal years in which they served in such capacity. For 2021, our Non-PEO NEOs were Messrs. Brinker, Scott, Klaritch, and McHenry. For 2022, our Non-PEO NEOs were Messrs. Scott, Klaritch, Bohn, Mabry, and McHenry. For 2023, our Non-PEO NEOs were Messrs. Scott, Klaritch, Bohn, and Patadia. For 2024, our Non-PEO NEOs were Messrs. Scott, Klaritch, Bohn, and Mabry. For 2025, our Non-PEO NEOs were Messrs. Moses, Mabry, Bohn, and Ms. Porter.
(2)	See the Summary Compensation Table above, and the Summary Compensation Table as disclosed in our proxy statement filed with the SEC in calendar year 2025, for detail on the Summary Compensation Table total compensation for each CEO for each fiscal year covered in the table. The average compensation for the Non-PEO NEOs for 2025 was calculated from the Summary Compensation Table above. The average compensation for the Non-PEO NEOs for each of 2024, 2023, 2022, and 2021 was calculated from the Summary Compensation Table as disclosed in our Proxy Statement filed with the SEC in calendar year 2025, 2024, 2023, or 2022, respectively.
(3)	For purposes of this table, the compensation actually paid (also referred to as “CAP”) to each of our NEOs (including, for purposes of this table, former executive officers who are included in the Non-PEO NEO group for 2021, 2022, 2023, 2024 and 2025) is defined by the SEC and means each NEO’s total compensation as reflected in the Summary Compensation Table for the applicable fiscal year and adjusted as shown below.

No stock options were granted, and no unvested stock options were outstanding, during the applicable fiscal years. There were no material modifications to any stock awards during the applicable fiscal years. In making each of these adjustments, the “value” of a stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, see the notes to our financial statements that appear in our Annual Report on Form 10-K each fiscal year and the footnotes to the Summary Compensation Table that appears in our annual Proxy Statement. The table above reflects the CAP (determined as noted above) for each CEO and, for our Non-PEO NEOs, the average of the CAPs determined for the Non-PEO NEOs for each of the fiscal years shown in the table.

The following tables provide reconciliations of the Summary Compensation Table Total to Compensation Actually Paid for each of Mr. Brinker, our President and CEO, and Mr. Herzog, our former CEO. We believe the values reflected under Compensation Actually Paid (CAP) as presented herein may not provide an accurate reflection of the compensation we actually pay to our NEOs on a year-over-year basis for several reasons, particularly with respect to the transition in CEOs over the five-year period and timing of corresponding pay adjustments in terms of promoting Mr. Brinker to CEO.

Reconciliation of Summary Compensation Table Total to	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Compensation Actually Paid for CEO (Mr. Brinker)	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Summary Compensation Table Total	10,072,994	8,465,882	7,692,510	5,557,084	—
Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(7,208,688)	(5,714,406)	(5,204,310)	(3,134,399)	—
Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	4,097,425	6,903,188	2,997,838	2,541,379	—
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(4,052,476)	290,155	(2,282,005)	(2,232,034)	—
Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	402,297	—
Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(94,518)	(29,362)	(960,951)	(445,419)	—
Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	—
Dividends Paid on Outstanding and Unvested Stock Awards	531,367	337,624	257,182	212,657	—
Compensation Actually Paid	3,346,104	10,253,081	2,500,263	2,901,565	—

Reconciliation of Summary Compensation Table Total to	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Compensation Actually Paid for Former CEO (Mr. Herzog)	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Summary Compensation Table Total	—	—	—	24,308,605	11,713,883
Grant Date Fair Value of Stock Awards Granted in Fiscal Year	—	—	—	(7,374,832)	(7,102,283)
Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	—	—	—	5,979,535	8,283,835
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	—	—	—	(3,306,057)	3,328,563
Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	685,203	751,962
Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—	—	—	(611,707)	224,226
Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	—
Dividends Paid on Outstanding and Unvested Stock Awards	—	—	—	230,553	197,171
Compensation Actually Paid	—	—	—	19,911,300	17,397,357

The following table provides a reconciliation of the average of the Summary Compensation Table Total for the Non-PEO NEOs for a fiscal year to the average of the Compensation Actually Paid for the Non-PEO NEOs for that fiscal year.

Reconciliation of Average Summary Compensation Table	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Total to Average Compensation Actually Paid for Non-PEO NEOs	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Summary Compensation Table Total	2,792,186	3,279,881	3,003,451	3,267,762	3,767,688
Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(1,640,620)	(1,452,864)	(1,387,525)	(1,535,477)	(1,718,594)
Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	771,717	1,755,106	822,314	1,087,331	2,004,500
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(435,883)	112,401	(671,242)	(368,699)	1,104,314
Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	103,198	249,639
Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(20,500)	6,808	(292,301)	(132,238)	59,047
Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(543,670)	—	—	(516,184)	—
Dividends Paid on Outstanding and Unvested Stock Awards	93,668	103,636	75,053	53,557	112,856
Compensation Actually Paid	1,016,898	3,804,968	1,549,751	1,959,250	5,579,450

(4)	Healthpeak TSR represents cumulative total stockholder return on a fixed investment of $100 in our common stock for the period beginning at the close of trading on the last trading day of 2020 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends before consideration of income taxes. Peer total stockholder return represents cumulative total stockholder return on a fixed investment of $100 in the Equity REIT Index of Nareit for the period beginning at the close of trading on the last trading day of 2020 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends before consideration of income taxes.

The following chart illustrates our TSR for each of the last four fiscal years against our TSR and the TSR for the Equity REIT Index of Nareit, or the FTSE Nareit Equity REIT Index (each calculated as described above) over that period of time.

The following chart illustrates the CAP for each CEO and the average CAP for our Non-PEO NEOs for each of the last four fiscal years against our TSR and the TSR for the Equity REIT Index of Nareit (each calculated as described above) over that period of time.

(5)	This column shows Healthpeak’s net income for each fiscal year covered by the table. The following chart illustrates the CAP for each CEO and the average CAP for our Non-PEO NEOs for each of the last four fiscal years against our net income for each of those years.

(6)	This column shows Healthpeak’s Normalized FFO per share for each fiscal year covered by the table. We consider Normalized FFO per share, which we also refer to as FFO as Adjusted per common share, to be a key metric in our executive compensation program; see the Compensation Discussion and Analysis section of this proxy statement for more information regarding the use of this performance measure. For the definition and reconciliation of Normalized FFO per share to the most directly comparable GAAP measure, see Appendix A. The following chart illustrates the CAP for each CEO and the average CAP for our Non-PEO NEOs for each of the last four fiscal years against our Normalized FFO per share for each of those years.

Company Selected Measure Name	Normalized FFO per share
Named Executive Officers, Footnote

							Value of Initial Fixed
					Average		$100 Investment
					Summary	Average	Based on:
				Comp.	comp.	Comp.	Healthpeak	Peer
	Summary Comp.		Summary Comp.	Actually	Table Total	Actually	Total	Total
	Table Total	Comp. Actually	Table Total for	Paid to	Paid to	Paid to	Stock-	Stock-	Net	Normalized
	for CEO	Paid to CEO	Former CEO	Former CEO	Non-PEO	Non-PEO	Holder	Holder	Income	FFO Per
Year	(Mr. Brinker)(1)(2)	(Mr. Brinker)(3)	(Mr. Herzog)(1)(2)	(Mr. Herzog)(3)	NEOs(1)(2)	NEOs(3)	Return(4)	Return(4)	(in Millions)(5)	Share(6)
2025	$10,072,994	$3,346,104	—	—	$2,792,186	$1,016,898	$69.25	$126.72	$101.03	$1.84
2024	$8,465,882	$10,253,081	—	—	$3,279,881	$3,804,968	$75.37	$117.56	$267.30	$1.81
2023	$7,692,510	$2,500,263	—	—	$3,003,451	$1,549,751	$69.24	$112.04	$334.76	$1.78
2022	$5,557,084	$2,901,565	$24,308,605	$19,911,300	$3,267,762	$1,959,250	$82.83	$100.62	$516.42	$1.73
2021	—	—	$11,713,883	$17,397,357	$3,767,688	$5,579,450	$114.25	$134.06	$525.93	$1.60
(1)	In accordance with applicable SEC rules, since Mr. Brinker and Mr. Herzog each served as PEO during covered fiscal years, they are each included in the table above and the footnotes that follow the table as a PEO for the fiscal years in which they served in such capacity. For 2021, our Non-PEO NEOs were Messrs. Brinker, Scott, Klaritch, and McHenry. For 2022, our Non-PEO NEOs were Messrs. Scott, Klaritch, Bohn, Mabry, and McHenry. For 2023, our Non-PEO NEOs were Messrs. Scott, Klaritch, Bohn, and Patadia. For 2024, our Non-PEO NEOs were Messrs. Scott, Klaritch, Bohn, and Mabry. For 2025, our Non-PEO NEOs were Messrs. Moses, Mabry, Bohn, and Ms. Porter.

Peer Group Issuers, Footnote

Reconciliation of Average Summary Compensation Table	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Total to Average Compensation Actually Paid for Non-PEO NEOs	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Summary Compensation Table Total	2,792,186	3,279,881	3,003,451	3,267,762	3,767,688
Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(1,640,620)	(1,452,864)	(1,387,525)	(1,535,477)	(1,718,594)
Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	771,717	1,755,106	822,314	1,087,331	2,004,500
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(435,883)	112,401	(671,242)	(368,699)	1,104,314
Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	103,198	249,639
Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(20,500)	6,808	(292,301)	(132,238)	59,047
Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(543,670)	—	—	(516,184)	—
Dividends Paid on Outstanding and Unvested Stock Awards	93,668	103,636	75,053	53,557	112,856
Compensation Actually Paid	1,016,898	3,804,968	1,549,751	1,959,250	5,579,450

Adjustment To PEO Compensation, Footnote

The following tables provide reconciliations of the Summary Compensation Table Total to Compensation Actually Paid for each of Mr. Brinker, our President and CEO, and Mr. Herzog, our former CEO. We believe the values reflected under Compensation Actually Paid (CAP) as presented herein may not provide an accurate reflection of the compensation we actually pay to our NEOs on a year-over-year basis for several reasons, particularly with respect to the transition in CEOs over the five-year period and timing of corresponding pay adjustments in terms of promoting Mr. Brinker to CEO.

Reconciliation of Summary Compensation Table Total to	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Compensation Actually Paid for CEO (Mr. Brinker)	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Summary Compensation Table Total	10,072,994	8,465,882	7,692,510	5,557,084	—
Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(7,208,688)	(5,714,406)	(5,204,310)	(3,134,399)	—
Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	4,097,425	6,903,188	2,997,838	2,541,379	—
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(4,052,476)	290,155	(2,282,005)	(2,232,034)	—
Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	402,297	—
Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(94,518)	(29,362)	(960,951)	(445,419)	—
Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	—
Dividends Paid on Outstanding and Unvested Stock Awards	531,367	337,624	257,182	212,657	—
Compensation Actually Paid	3,346,104	10,253,081	2,500,263	2,901,565	—

Reconciliation of Summary Compensation Table Total to	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Compensation Actually Paid for Former CEO (Mr. Herzog)	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Summary Compensation Table Total	—	—	—	24,308,605	11,713,883
Grant Date Fair Value of Stock Awards Granted in Fiscal Year	—	—	—	(7,374,832)	(7,102,283)
Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	—	—	—	5,979,535	8,283,835
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	—	—	—	(3,306,057)	3,328,563
Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	685,203	751,962
Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—	—	—	(611,707)	224,226
Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	—
Dividends Paid on Outstanding and Unvested Stock Awards	—	—	—	230,553	197,171
Compensation Actually Paid	—	—	—	19,911,300	17,397,357

Non-PEO NEO Average Total Compensation Amount	$ 2,792,186	$ 3,279,881	$ 3,003,451	$ 3,267,762	$ 3,767,688
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,016,898	3,804,968	1,549,751	1,959,250	5,579,450
Adjustment to Non-PEO NEO Compensation Footnote

The following table provides a reconciliation of the average of the Summary Compensation Table Total for the Non-PEO NEOs for a fiscal year to the average of the Compensation Actually Paid for the Non-PEO NEOs for that fiscal year.

Reconciliation of Average Summary Compensation Table	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Total to Average Compensation Actually Paid for Non-PEO NEOs	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Summary Compensation Table Total	2,792,186	3,279,881	3,003,451	3,267,762	3,767,688
Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(1,640,620)	(1,452,864)	(1,387,525)	(1,535,477)	(1,718,594)
Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	771,717	1,755,106	822,314	1,087,331	2,004,500
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(435,883)	112,401	(671,242)	(368,699)	1,104,314
Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	103,198	249,639
Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(20,500)	6,808	(292,301)	(132,238)	59,047
Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(543,670)	—	—	(516,184)	—
Dividends Paid on Outstanding and Unvested Stock Awards	93,668	103,636	75,053	53,557	112,856
Compensation Actually Paid	1,016,898	3,804,968	1,549,751	1,959,250	5,579,450

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Following is an unranked list of our financial performance measures we consider most important in linking the compensation actually paid to our NEOs for 2025 with our performance. In addition to the financial performance measures listed below, we view our stock price, upon which the value of all of our LTIP awards is dependent, as a key performance-based component of our executive compensation program in order to further align the interests of our senior management team with the interests of our stockholders.

●	Normalized FFO per share (used in our 2025 STIP and Retentive Awards)
●	Net Debt to Adjusted EBITDAre (used in our 2025 STIP and Retentive Awards)
●	Relative TSR (used in our Performance-Based Awards)

Total Shareholder Return Amount	$ 69.25	75.37	69.24	82.83	114.25
Peer Group Total Shareholder Return Amount	126.72	117.56	112.04	100.62	134.06
Net Income (Loss)	$ 101,030,000.00	$ 267,300,000	$ 334,760,000	$ 516,420,000	$ 525,930,000
Company Selected Measure Amount | $ / shares	1.84	1.81	1.78	1.73	1.6
PEO Name	Mr. Brinker	Mr. Brinker	Mr. Brinker	Mr. Herzog	Mr. Herzog
Measure:: 1
Pay vs Performance Disclosure
Name	Normalized FFO per share
Non-GAAP Measure Description	This column shows Healthpeak’s Normalized FFO per share for each fiscal year covered by the table. We consider Normalized FFO per share, which we also refer to as FFO as Adjusted per common share, to be a key metric in our executive compensation program; see the Compensation Discussion and Analysis section of this proxy statement for more information regarding the use of this performance measure. For the definition and reconciliation of Normalized FFO per share to the most directly comparable GAAP measure, see Appendix A.
Measure:: 2
Pay vs Performance Disclosure
Name	Net Debt to Adjusted EBITDAre
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Scott M. Brinker
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 10,072,994	$ 8,465,882	$ 7,692,510	$ 5,557,084
PEO Actually Paid Compensation Amount	3,346,104	10,253,081	2,500,263	2,901,565
Thomas M. Herzog
Pay vs Performance Disclosure
PEO Total Compensation Amount				24,308,605	$ 11,713,883
PEO Actually Paid Compensation Amount				19,911,300	17,397,357
PEO | Scott M. Brinker | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,208,688)	(5,714,406)	(5,204,310)	(3,134,399)
PEO | Scott M. Brinker | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,097,425	6,903,188	2,997,838	2,541,379
PEO | Scott M. Brinker | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,052,476)	290,155	(2,282,005)	(2,232,034)
PEO | Scott M. Brinker | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				402,297
PEO | Scott M. Brinker | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(94,518)	(29,362)	(960,951)	(445,419)
PEO | Scott M. Brinker | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	531,367	337,624	257,182	212,657
PEO | Thomas M. Herzog | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(7,374,832)	(7,102,283)
PEO | Thomas M. Herzog | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				5,979,535	8,283,835
PEO | Thomas M. Herzog | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(3,306,057)	3,328,563
PEO | Thomas M. Herzog | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				685,203	751,962
PEO | Thomas M. Herzog | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(611,707)	224,226
PEO | Thomas M. Herzog | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				230,553	197,171
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,640,620)	(1,452,864)	(1,387,525)	(1,535,477)	(1,718,594)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	771,717	1,755,106	822,314	1,087,331	2,004,500
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(435,883)	112,401	(671,242)	(368,699)	1,104,314
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				103,198	249,639
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,500)	6,808	(292,301)	(132,238)	59,047
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(543,670)			(516,184)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 93,668	$ 103,636	$ 75,053	$ 53,557	$ 112,856